Financial instruments with off-balance sheet credit risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Confirmed letters of credit	$ 106,415	$ 266,547
Stand-by letters of credit and guarantees - Commercial risk	25,167	18,899
Credit commitments	103,294	75,962
Financial Instruments With Off-Balance Sheet Credit Risk	$ 234,876	$ 361,408